INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Deferred
Total provision for income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
USA [Member]
Current
USA	0	0	0	0	0	0
Deferred
Deferred tax assets for NOL carryforwards	(8,605)	(12,949)	(20,674)	(29,055)	(104,605)	0
Valuation allowance	8,605	12,949	20,674	29,055	104,605	0
Net changes in deferred income tax under non-current portion	0	0	0	0	0	0
Taiwan [Member]
Current
Taiwan	0	0	0	0	0	0
Temporary difference from revenue					0	(10,360)
Temporary difference from G&A expenses					0	(30,336)
Temporary difference from interest expenses					0	(182)
Temporary difference from other income					0	(1,851)
Valuation allowance					0	42,729
Net changes in deferred income tax under current portion					0	0
Deferred
Deferred tax assets for NOL carryforwards	(21,775)	(53,013)	(46,088)	(119,597)	(133,908)	(378,672)
Valuation allowance	21,775	53,013	46,088	119,597	133,908	378,672
Net changes in deferred income tax under non-current portion	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0